FAIR VALUE MEASUREMENTS - Held To Maturity Securities (Details) - U.S. Treasury Securities	Dec. 31, 2020 USD ($)
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	$ 230,091,280
Gross Holding Gains	7,515
Fair Value	$ 230,098,795